Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 1,387	$ 1,587	$ 1,908
Work in process	2,598	2,659	3,030
Finished goods	7,149	6,538	3,767
Total	$ 11,134	$ 10,784	$ 8,705